Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ (5,265)	€ 341	€ (735)
Other comprehensive income, Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(1,396)	(216)	(69)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(3)	52
Total of income tax related to items that will not be reclassified to profit or loss	403	10	(23)
Items that are or may be reclassified to profit or loss, Financial assets available for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax			197
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax			(523)
Financial assets at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	309	(245)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(260)	(317)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(2)	(3)	(34)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(2)	0	(137)
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	2	(162)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	(2)	162
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(20)	457	(2,699)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(9)	0	20
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(22)	(10)	(36)
Total of income tax related to items that are or may be reclassified to profit or loss	193	228	146
Other comprehensive income (loss), net of tax	(809)	(43)	(3,157)
Total comprehensive income (loss), net of tax	(6,073)	298	(3,892)
Attributable to [Abstract]
Noncontrolling interests	136	116	(20)
Deutsche Bank shareholders and additional equity components	€ (6,209)	€ 182	€ (3,872)